Financial Instruments - Schedule of Net Income Due to the Exchange Rates (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Schedule of Net Income Due to the Exchange Rates [Line Items]
Cash and cash equivalents	$ 253,966
Short-term investments	24
Trade and other receivables	1,367
Due from related parties	554
Prepaids and deposits	7,708
Other investments	51,651
Accounts payable and accrued liabilities	(71,560)
Lease liabilities	(987)
Total	242,723
Effect of +/- 10% change in currency	24,272
China, Yuan Renminbi
Schedule of Net Income Due to the Exchange Rates [Line Items]
Cash and cash equivalents	252,349
Trade and other receivables	1,367
Prepaids and deposits	7,126
Accounts payable and accrued liabilities	(69,751)
Total	191,091
Effect of +/- 10% change in currency	19,109
Canada, Dollars
Schedule of Net Income Due to the Exchange Rates [Line Items]
Cash and cash equivalents	688
Short-term investments	24
Due from related parties	554
Prepaids and deposits	582
Other investments	48,961
Accounts payable and accrued liabilities	(1,412)
Lease liabilities	(987)
Total	48,410
Effect of +/- 10% change in currency	4,841
Kyrgyzstan, Soms
Schedule of Net Income Due to the Exchange Rates [Line Items]
Cash and cash equivalents	234
Accounts payable and accrued liabilities	(397)
Total	(163)
Effect of +/- 10% change in currency	(16)
Australia, Dollars
Schedule of Net Income Due to the Exchange Rates [Line Items]
Cash and cash equivalents	695
Other investments	2,690
Total	3,385
Effect of +/- 10% change in currency	$ 339